Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Revenue
Total Revenue
Cost and Expenses
Cost of Revenue
Gross Profit/(Loss)
Option Expense		62,629		62,629	47,007	66,451
Bad debt expense						2,000
Common Stock issued for services rendered		80,400		80,400	110,400	75,908
Selling, General & Admin.	223,351	60,993	402,808	136,401	387,625	455,613
Salaries and related	58,231	59,154	116,463	112,092	225,025	215,872
Operating (loss)	(281,583)	(263,177)	(519,271)	(391,522)	(700,057)	(815,844)
Other Income Expense
Loss on settlement of convertible notes				(2,336,035)	(2,313,151)
Gain (Loss) on change in fair value of derivative liability	(547,365)	(197,982)	(436,051)	(309,931)	(761,722)	199,102
Derivative liabilities expense				(31,434)		(7,000)
Impariment loss on intangible asset					(61,935)	(358,835)
Interest Expense	(43,298)	(124,894)	(54,259)	(143,844)	(130,500)
Net Income/ (Loss)	$ (872,246)	$ (586,053)	$ (1,009,581)	$ (3,212,766)	$ (4,037,365)	$ (982,577)
Weighted Average (Loss) per share	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.01)
Weighted Average Common Shares Outstanding	149,814,259	112,537,208	132,186,582	108,775,858	111,597,071	95,756,447